Share-Based Payments - Schedule of Employee Option Plan (Details) - Employee Option Plan [Member]	12 Months Ended
	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares
Schedule of Employee Option Plan [Line Items]
Weighted average exercise price per share option, Beginning balance	$ 0.13	$ 0.31	$ 0.36
Number of options, Beginning balance (in Shares) | shares	237,595,186	77,473,719	58,678,263
Weighted average exercise price per share option, Granted during the year	$ 0.02	$ 0.05	$ 0.11
Number of options, Granted during the year	214,480,666	164,772,115	18,795,456
Weighted average exercise price per share option, Forfeited during the year	$ 0.12	$ 0.01
Number of options, Forfeited during the year	(43,830,802)	(4,650,648)
Weighted average exercise price per share option, Ending balance	$ 0.08	$ 0.13	$ 0.31
Number of options, Ending balance (in Shares) | shares	408,245,050	237,595,186	77,473,719
Weighted average exercise price per share option, Vested and exercisable	$ 0.16	$ 0.3	$ 0.46
Number of options, Vested and exercisable	140,210,497	68,176,817	32,931,239